United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-6061

(Investment Company Act File Number)

Federated Index Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/2018

Date of Reporting Period: Quarter ended 07/31/2018

Item 1.	Schedule of Investments

Federated Mid-Cap Index Fund
Portfolio of Investments
July 31, 2018 (unaudited)
Shares			Value
	[1]	COMMON STOCKS—98.2%
		Consumer Discretionary—12.8%
19,253	[2,3]	AMC Networks, Inc.	$1,160,763
26,123		Aaron's, Inc.	1,131,387
22,377	[2]	Adtalem Global Education, Inc.	1,220,665
63,399		American Eagle Outfitters, Inc.	1,596,387
23,183	[2,3]	AutoNation, Inc.	1,125,071
59,028	[3]	Bed Bath & Beyond, Inc.	1,105,594
8,095		Big Lots, Inc.	351,566
42,388	[3]	Boyd Gaming Corporation	1,583,192
18,788		Brinker International, Inc.	886,230
33,445		Brunswick Corp.	2,150,513
1,962		Cable One, Inc.	1,420,213
19,241		Carter's, Inc.	2,017,034
10,353	[3]	Cheesecake Factory, Inc.	580,079
5,696		Churchill Downs, Inc.	1,628,771
44,069	[3]	Cinemark Holdings, Inc.	1,582,958
7,291	[3]	Cracker Barrel Old Country Store, Inc.	1,068,095
60,822		Dana, Inc.	1,298,550
15,050	[2]	Deckers Outdoor Corp.	1,698,091
34,010		Delphi Technologies PLC	1,536,232
32,750	[3]	Dick's Sporting Goods, Inc.	1,118,085
3,828	[3]	Dillards, Inc., Class A	307,274
16,753	[3]	Domino's Pizza, Inc.	4,400,343
33,879	[3]	Dunkin' Brands Group, Inc.	2,358,995
21,522	[2]	Five Below, Inc.	2,091,078
105,547		Gentex Corp.	2,448,690
1,861		Graham Holdings, Co.	1,040,299
10,046	[2,3]	Helen of Troy Ltd.	1,150,769
39,732		ILG, Inc.	1,364,000
11,312		International Speedway Corp., Class A	489,810
7,049		Jack in the Box, Inc.	593,808
32,889		KB HOME	781,114
52,198	[2]	Live Nation Entertainment, Inc.	2,572,317
8,744		Meredith Corp.	464,744
47,740	[2,3]	Michaels Cos, Inc./The	974,373
13,236	[2]	Murphy USA, Inc.	1,048,821
1,310	[2]	NVR, Inc.	3,614,853
47,783		New York Times Co., Class A	1,185,018
18,795	[2,3]	Ollie's Bargain Outlet Holdings, Inc.	1,306,253
2,456	[3]	Papa Johns International, Inc.	103,054
22,689	[3]	Polaris Industries, Inc.	2,391,874
15,545	[3]	Pool Corp.	2,382,271
52,991	[2,3]	Sally Beauty Holdings, Inc.	873,822
27,446	[2,3]	Scientific Games Corp.	1,318,780
72,037		Service Corp. International	2,834,656
29,790	[3]	Signet Jewelers Ltd.	1,720,075
31,737	[3]	Six Flags Entertainment Corp.	2,061,318
56,209	[2]	Skechers USA, Inc., Class A	1,558,113
1

Shares			Value
	[1]	COMMON STOCKS—continued
		Consumer Discretionary—continued
20,696	[2]	Sothebys Holdings, Inc., Class A	$1,099,165
81,007	[2]	TRI Pointe Group, Inc.	1,147,869
91,637		Tegna, Inc.	1,010,756
11,180	[2,3]	Tempur Sealy International, Inc.	546,367
25,269		Texas Roadhouse, Inc.	1,587,904
75,061		The Wendy's Co.	1,252,017
20,121		Thor Industries, Inc.	1,908,477
57,709		Toll Brothers, Inc.	2,034,819
12,124		Tupperware Brands Corp.	445,072
39,595	[2]	Urban Outfitters, Inc.	1,758,018
11,676	[2,3]	Visteon Corp.	1,367,026
22,838		Wiley (John) & Sons, Inc., Class A	1,442,220
31,476	[3]	Williams-Sonoma, Inc.	1,841,031
15,805		World Wrestling Entertainment, Inc.	1,250,334
40,971		Wyndham Destinations, Inc.	1,889,583
38,286		Wyndham Hotels & Resorts, Inc	2,220,588
		TOTAL	92,497,244
		Consumer Staples—3.4%
15,577	[3]	Casey's General Stores, Inc.	1,703,812
22,853	[2,3]	Edgewell Personal Care Co.	1,230,863
24,820	[3]	Energizer Holdings, Inc.	1,580,538
74,611		Flowers Foods, Inc.	1,522,064
28,424	[2,3]	Hain Celestial Group, Inc.	808,379
29,223		Ingredion, Inc.	2,960,290
56,787		Lamb Weston Holdings, Inc.	3,990,423
8,155		Lancaster Colony Corp.	1,182,720
21,153		Nu Skin Enterprises, Inc.	1,540,996
27,472	[2]	Post Holdings, Inc.	2,377,976
8,647	[3]	Sanderson Farms, Inc.	871,877
51,866	[2]	Sprouts Farmers Market, Inc.	1,114,600
4,713	[2,3]	The Boston Beer Co., Inc., Class A	1,295,839
29,130	[2,3]	TreeHouse Foods, Inc.	1,383,384
21,697	[2,3]	United Natural Foods, Inc.	698,643
		TOTAL	24,262,404
		Energy—5.1%
30,556	[2]	Apergy Corp.	1,252,796
81,825	[2]	CNX Resources Corp.	1,332,111
53,730	[2]	Callon Petroleum Corp.	578,135
285,319	[2,3]	Chesapeake Energy Corp.	1,346,706
16,884	[3]	Core Laboratories NV	1,893,034
44,508	[2,3]	Diamond Offshore Drilling, Inc.	854,554
16,567	[2,3]	Dril-Quip, Inc.	854,029
38,924	[2]	Energen Corp.	2,887,382
127,399	[3]	Ensco PLC	946,575
68,309	[2]	Gulfport Energy Corp.	786,237
41,923	[2]	Matador Resources Co.	1,404,420
74,584	[2]	McDermott International, Inc.	1,343,258
63,893		Murphy Oil Corp.	2,125,081
149,699		Nabors Industries Ltd.	895,200
107,079	[2]	Oasis Petroleum, Inc.	1,308,505
23,976		Oceaneering International, Inc.	655,983
2

Shares			Value
	[1]	COMMON STOCKS—continued
		Energy—continued
51,973		PBF Energy, Inc.	$2,427,139
91,606		Patterson-UTI Energy, Inc.	1,575,623
64,125	[2]	QEP Resources, Inc.	666,259
94,186	[3]	Range Resources Corp.	1,453,290
48,099	[2,3]	Rowan Companies PLC	696,474
41,094		SM Energy Co.	1,130,496
215,787	[2]	Southwestern Energy Co.	1,109,145
65,812	[2,3]	Superior Energy Services, Inc.	647,590
202,618	[2,3]	Transocean Ltd.	2,607,694
154,133	[2]	WPX Energy, Inc.	2,893,076
29,992		World Fuel Services Corp.	834,677
		TOTAL	36,505,469
		Financials—16.3%
5,929		Alleghany Corp.	3,730,942
26,803		American Financial Group, Inc., Ohio	3,020,430
25,292		Aspen Insurance Holdings Ltd.	1,023,061
69,461		Associated Banc Corp.	1,875,447
34,570		BancorpSouth Bank	1,137,353
49,525	[3]	Bank OZK	2,025,572
17,563		Bank of Hawaii Corp.	1,413,646
37,090		Berkley, W. R. Corp.	2,811,793
88,218		Brown & Brown	2,581,259
84,116		CNO Financial Group, Inc.	1,711,761
38,634		Cathay Bancorp, Inc.	1,606,788
22,146	[3]	Chemical Financial Corp.	1,257,893
36,034		Commerce Bancshares, Inc.	2,407,071
26,122		Cullen Frost Bankers, Inc.	2,886,220
56,327		East West Bancorp, Inc.	3,646,610
53,685		Eaton Vance Corp.	2,852,284
15,473	[3]	Evercore, Inc.	1,748,449
133,350		FNB Corp.	1,710,880
13,710		FactSet Research Systems	2,760,646
39,280	[3]	Federated Investors, Inc.	950,576
45,523		First American Financial Corp.	2,549,288
133,233		First Horizon National Corp.	2,383,538
90,513		Fulton Financial Corp.	1,570,401
210,423	[2]	Genworth Financial, Inc., Class A	967,946
40,822		Hancock Whitney Corp.	2,051,305
19,808		Hanover Insurance Group, Inc.	2,484,319
78,172	[3]	Home Bancshares, Inc.	1,812,809
27,272		Interactive Brokers Group, Inc., Class A	1,632,502
20,257		International Bancshares Corp.	900,424
73,647	[3]	Janus Henderson Group PLC	2,397,210
23,630		Kemper Corp.	1,885,674
35,815		Legg Mason, Inc.	1,222,366
1,675	[2,3]	LendingTree.com, Inc.	399,990
26,087		MB Financial, Inc.	1,263,915
13,238		Marketaxess Holdings, Inc.	2,565,127
6,909		Mercury General Corp.	355,330
131,208		Navient Corp.	1,733,258
163,115		New York Community Bancorp, Inc.	1,756,749
3

Shares			Value
	[1]	COMMON STOCKS—continued
		Financials—continued
102,667		Old Republic International Corp.	$2,187,834
50,841		PacWest Bancorp	2,553,235
29,302		Pinnacle Financial Partners, Inc.	1,831,375
16,732		Primerica, Inc.	1,920,834
28,635	[3]	Prosperity Bancshares, Inc.	2,008,745
23,046		Reinsurance Group of America, Inc.	3,261,009
16,505		RenaissanceRe Holdings Ltd.	2,176,184
50,841		SEI Investments Co.	3,047,410
168,929	[2]	SLM Holding Corp.	1,907,208
21,812		Signature Bank	2,392,994
74,707		Sterling Bancorp	1,658,495
27,118		Stifel Financial Corp.	1,495,015
45,671		Synovus Financial Corp.	2,257,061
63,877		TCF Financial Corp.	1,603,951
18,944	[2]	Texas Capital Bancshares, Inc.	1,720,115
29,016		Trustmark Corp.	1,021,073
18,349		UMB Financial Corp.	1,319,110
84,152		Umpqua Holdings Corp.	1,792,438
31,888	[3]	United Bankshares, Inc.	1,178,262
110,529		Valley National Bancorp	1,287,663
44,293		Washington Federal, Inc.	1,486,030
35,367		Webster Financial Corp. Waterbury	2,282,232
21,518		Wintrust Financial Corp.	1,887,774
		TOTAL	117,366,879
		Health Care—9.4%
23,795	[2,3]	Acadia Healthcare Co., Inc.	939,427
17,848	[2]	Akorn, Inc.	330,545
99,173	[2]	Allscripts Healthcare Solutions, Inc.	1,213,877
17,723	[2]	Avanos Medical, Inc.	978,310
7,781	[2]	Bio Rad Laboratories, Inc., Class A	2,386,044
17,048		Bio-Techne Corp.	2,738,591
13,541		Cantel Medical Corp.	1,255,386
54,899	[2,3]	Catalent, Inc.	2,289,288
22,083	[2,3]	Charles River Laboratories International, Inc.	2,744,917
6,089		Chemed Corp.	1,924,307
38,990		Encompass Health Corp.	2,948,814
111,515	[2]	Exelixis, Inc.	2,308,360
27,734	[2]	Globus Medical, Inc.	1,427,746
19,915	[2]	Haemonetics Corp.	1,944,501
26,887		Hill-Rom Holdings, Inc.	2,532,755
7,185	[2]	ICU Medical, Inc.	2,060,658
26,852	[2]	Integra Lifesciences Corp.	1,673,685
8,827	[2,3]	LifePoint Health, Inc.	571,990
16,571	[2]	Livanova PLC	1,824,964
38,990	[2]	MEDNAX Inc.	1,668,382
36,677	[2,3]	Mallinckrodt PLC	860,076
15,336	[2]	Masimo Corp.	1,524,705
24,049	[2,3]	Medidata Solutions, Inc.	1,787,081
22,511	[2,3]	Molina Healthcare, Inc.	2,343,170
21,591	[2,3]	NuVasive, Inc.	1,253,357
19,282	[2]	PRA Health Sciences, Inc.	2,027,309
4

Shares			Value
	[1]	COMMON STOCKS—continued
		Health Care—continued
16,208	[3]	Patterson Companies, Inc.	$397,420
10,919	[2]	Prestige Brands Holdings, Inc.	390,136
32,818		Steris PLC	3,756,676
23,171	[2]	Syneos Health, Inc.	1,141,751
17,773		Teleflex, Inc.	4,846,875
30,357	[2]	Tenet Healthcare Corp.	1,142,334
17,859	[2]	United Therapeutics Corp.	2,195,050
19,202	[2]	Wellcare Health Plans, Inc.	5,134,999
29,835		West Pharmaceutical Services, Inc.	3,271,408
		TOTAL	67,834,894
		Industrials—14.6%
74,075	[2]	AECOM	2,485,957
27,286		AGCO Corp.	1,719,564
16,817	[3]	Acuity Brands, Inc. Holding Company	2,338,068
29,903	[2]	Avis Budget Group, Inc.	1,042,120
19,245		Brinks Co. (The)	1,536,713
24,786		Carlisle Cos., Inc.	3,044,712
21,572	[2,3]	Clean Harbors, Inc.	1,228,094
24,321		Crane Co.	2,202,753
20,260		Curtiss-Wright Corp.	2,695,188
19,996		Deluxe Corp.	1,178,364
49,909		Donaldson Co., Inc.	2,380,659
17,369		Dun & Bradstreet Corp.	2,186,583
12,847	[2]	Dycom Industries, Inc.	1,145,439
22,215		Emcor Group, Inc.	1,709,444
15,988		EnerSys, Inc.	1,312,135
11,222	[2]	Esterline Technologies Corp.	957,237
10,869		GATX Corp.	894,953
24,692	[2,3]	Genesee & Wyoming, Inc., Class A	2,123,512
74,008		Graco, Inc.	3,414,729
16,741		Granite Construction, Inc.	903,177
8,080		HNI Corp.	349,622
20,671	[3]	Healthcare Services Group, Inc.	832,214
18,548		Hubbell, Inc.	2,286,041
29,866		IDEX Corp.	4,586,820
33,288		ITT, Inc.	1,886,431
129,010	[2,3]	Jet Blue Airways Corp.	2,322,180
36,107		KBR, Inc.	721,418
19,087	[2]	KLX, Inc.	1,394,305
34,172		Kennametal, Inc.	1,331,341
20,479	[2,3]	Kirby Corp.	1,708,973
42,265	[3]	Knight-Swift Transportation Holdings, Inc.	1,375,726
16,020		Landstar System, Inc.	1,780,623
14,352		Lennox International, Inc.	3,115,532
24,128		Lincoln Electric Holdings	2,266,584
12,745		MSA Safety, Inc.	1,285,716
18,913		MSC Industrial Direct Co.	1,600,607
26,820		Manpower Group, Inc.	2,501,233
25,645		Miller Herman, Inc.	970,663
16,369	[2]	NOW, Inc.	244,717
19,680		Nordson Corp.	2,639,285
5

Shares			Value
	[1]	COMMON STOCKS—continued
		Industrials—continued
61,581	[2]	nVent Electric PLC	$1,687,319
29,230		Old Dominion Freight Lines, Inc.	4,290,964
29,275		OshKosh Truck Corp.	2,202,944
81,984		Pitney Bowes, Inc.	715,720
18,280		Regal Beloit Corp.	1,571,166
36,627		Rollins, Inc.	2,012,287
16,013	[3]	Ryder Systems, Inc.	1,253,818
15,881	[2]	Teledyne Technologies, Inc.	3,484,609
37,509	[3]	Terex Corp.	1,654,897
28,511		Timken Co.	1,404,167
43,108		Toro Co.	2,594,671
48,760		Trinity Industries, Inc.	1,857,756
8,453		Valmont Industries, Inc.	1,180,461
30,414		Wabtec Corp.	3,355,273
12,301		Watsco, Inc.	2,122,046
15,884	[3]	Werner Enterprises, Inc.	591,679
21,005		Woodward, Inc.	1,747,826
		TOTAL	105,427,035
		Information Technology—15.9%
47,498	[2,3]	ACI Worldwide, Inc.	1,227,348
32,853	[2,3]	Acxiom Corp.	1,331,861
70,853	[2]	Arris International PLC	1,789,747
33,772	[2]	Arrow Electronics, Inc.	2,561,268
44,914	[3]	Avnet, Inc.	1,969,479
10,240	[3]	Belden, Inc.	663,040
19,184	[3]	Blackbaud, Inc.	1,914,755
50,046	[3]	CDK Global, Inc.	3,125,373
16,402	[2]	Cars.com, Inc. W/I	465,325
42,443	[2,3]	Ciena Corp.	1,078,052
25,973	[2]	Cirrus Logic, Inc.	1,123,592
70,007		Cognex Corp.	3,694,969
10,281	[2,3]	Coherent, Inc.	1,625,015
21,741	[2]	Commvault Systems, Inc.	1,410,991
39,116		Convergys Corp.	962,254
31,674	[2]	CoreLogic, Inc.	1,542,524
32,551	[2,3]	Cree, Inc.	1,534,780
137,837		Cypress Semiconductor Corp.	2,454,877
11,453	[2]	Fair Isaac & Co., Inc.	2,307,321
38,992	[2,3]	First Solar, Inc.	2,041,231
62,647	[2]	Fortinet, Inc.	3,941,123
30,046		Henry Jack & Associates, Inc.	4,047,196
61,419	[2]	Integrated Device Technology, Inc.	2,114,656
17,940		InterDigital, Inc.	1,479,153
15,398	[3]	j2 Global, Inc.	1,306,366
65,771		Jabil, Inc.	1,852,769
72,800	[2]	Keysight Technologies, Inc.	4,222,400
57,643	[3]	Leidos Holdings, Inc.	3,943,934
11,410		Littelfuse, Inc.	2,473,916
17,308		LogMeIn, Inc.	1,402,813
25,813	[2,3]	Lumentum Holdings, Inc.	1,348,729
20,964		MKS Instruments, Inc.	1,976,905
6

Shares			Value
	[1]	COMMON STOCKS—continued
		Information Technology—continued
18,955	[2]	Manhattan Associates, Inc.	$912,115
26,965		Maximus, Inc.	1,747,602
14,849		Monolithic Power Systems	1,970,165
49,071	[2]	NCR Corp.	1,370,062
40,942		National Instruments Corp.	1,793,669
34,156	[2]	NetScout Systems, Inc.	915,381
49,415	[2]	PTC, Inc.	4,541,733
53,298		Perspecta, Inc.	1,156,567
17,879		Plantronics, Inc.	1,227,572
102,739		Sabre Corp.	2,529,434
17,607		Science Applications International Corp.	1,485,503
16,452	[2,3]	Silicon Laboratories, Inc.	1,567,053
15,184	[2,3]	Synaptics, Inc.	760,870
12,210		Synnex Corp.	1,177,899
9,670	[2]	Tech Data Corp.	806,575
46,161	[2]	Teradata Corporation	1,767,505
77,305	[3]	Teradyne, Inc.	3,343,441
11,251	[2]	The Ultimate Sortware Group, Inc.	3,115,289
98,482	[2]	Trimble, Inc.	3,476,415
13,790	[2]	Tyler Technologies, Inc.	3,102,612
41,177	[2]	Verifone Systems, Inc.	942,953
34,207		Versum Materials, Inc.	1,318,680
16,178	[2,3]	ViaSat, Inc.	1,137,960
49,329	[3]	Vishay Intertechnology, Inc.	1,233,225
15,483	[2]	WEX, Inc.	2,938,983
23,399	[2]	Zebra Technologies Co., Class A	3,227,424
		TOTAL	114,500,449
		Materials—7.0%
47,190	[2,3]	Allegheny Technologies, Inc.	1,311,882
23,938		Aptargroup, Inc.	2,451,969
23,793		Ashland Global Holdings, Inc.	1,953,643
37,235		Bemis Co., Inc.	1,709,459
23,809		Cabot Corp.	1,573,775
17,312		Carpenter Technology Corp.	948,178
77,587		Chemours Co./The	3,554,260
43,333		Commercial Metals Corp.	968,059
8,252		Compass Minerals International, Inc.	559,898
32,363		Domtar Corp.	1,560,544
15,803		Eagle Materials, Inc.	1,570,028
11,544		Greif, Inc., Class A	628,571
70,113		Louisiana-Pacific Corp.	1,887,442
14,936		Minerals Technologies, Inc.	1,129,162
2,732		Newmarket Corp.	1,118,590
68,526		Olin Corp.	2,022,202
67,943	[2]	Owens-Illinois, Inc.	1,269,175
30,279		Polyone Corp.	1,358,013
47,278		RPM International, Inc.	3,043,285
28,862		Reliance Steel & Aluminum Co.	2,603,352
29,734		Royal Gold, Inc.	2,515,794
16,170		Scotts Co.	1,284,383
11,711		Sensient Technologies Corp.	812,275
7

Shares			Value
	[1]	COMMON STOCKS—continued
		Materials—continued
31,956		Silgan Holdings, Inc.	$879,110
38,155		Sonoco Products Co.	2,129,812
100,663		Steel Dynamics, Inc.	4,740,221
69,202		United States Steel Corp.	2,521,029
60,347	[3]	Valvoline, Inc.	1,363,239
18,072		Worthington Industries, Inc.	846,131
		TOTAL	50,313,481
		Real Estate—9.1%
12,687		Alexander & Baldwin, Inc.	303,854
55,766		American Campus Communities, Inc.	2,300,348
35,923		Camden Property Trust	3,326,111
50,288		CoreCivic, Inc.	1,289,384
14,225		Coresite Realty Corp., REIT	1,594,623
43,034		Corporate Office Properties Trust	1,279,831
158,949		Cousins Properties, Inc.	1,481,405
45,310		Cyrusone, Inc.	2,805,595
42,716		DCT Industrial Trust, Inc.	2,856,419
61,366		Douglas Emmett, Inc.	2,383,455
26,713		EPR Properties	1,776,147
23,328		Education Realty Trust, Inc.	964,846
47,465		First Industrial Realty Trust	1,544,986
51,555		Geo Group, Inc.	1,334,243
52,187	[3]	Healthcare Realty Trust, Inc.	1,550,476
48,323		Highwoods Properties, Inc.	2,373,143
67,555		Hospitality Properties Trust	1,909,780
34,985		JBG Smith Properties	1,276,953
20,100		Jones Lang LaSalle, Inc.	3,437,301
38,177		Kilroy Realty Corp.	2,785,012
34,265		Lamar Advertising Co., Class A	2,522,932
33,626		LaSalle Hotel Properties	1,165,813
56,875		Liberty Property Trust	2,437,663
22,241	[3]	Life Storeage, Inc.	2,134,246
53,819		Mack-Cali Realty Corp.	1,047,856
149,519		Medical Properties Trust, Inc.	2,154,569
59,193		National Retail Properties, Inc.	2,640,600
67,171	[3]	Omega Healthcare Investors	1,994,307
22,428		PotlatchDeltic Corp. REIT	1,048,509
49,336		Rayonier, Inc.	1,727,253
53,845		Sabra Health Care REIT, Inc.	1,163,590
73,602		Senior Housing Properties Trust	1,313,060
40,557	[3]	Tanger Factory Outlet Centers, Inc.	967,284
25,419		Taubman Centers, Inc.	1,577,249
68,480	[3]	Uniti Group, Inc.	1,210,726
45,156	[3]	Urban Edge Properties	1,024,138
35,260		Weingarten Realty Investors	1,065,557
		TOTAL	65,769,264
		Telecommunication Services—0.1%
39,381		Telephone and Data System, Inc.	994,370
		Utilities—4.5%
21,218		Allete	1,645,031
59,668		Aqua America, Inc.	2,204,136
8

Shares			Value
	[1]	COMMON STOCKS—continued
		Utilities—continued
44,096		Atmos Energy Corp.	$4,051,099
22,467		Black Hills Corp.	1,347,346
32,178		Hawaiian Electric Industries, Inc.	1,131,700
20,162		Idacorp, Inc.	1,900,067
79,833		MDU Resources Group, Inc.	2,315,157
35,358	[3]	National Fuel Gas Co.	1,898,725
43,363	[3]	New Jersey Resources Corp.	2,005,539
20,915		Northwestern Corp.	1,240,887
81,113		OGE Energy Corp.	2,939,535
21,782		ONE Gas, Inc.	1,678,085
32,603		PNM Resources, Inc.	1,282,928
14,318		Southwest Gas Holdings, Inc.	1,119,668
69,964		UGI Corp.	3,717,887
31,870		Vectren Corp.	2,277,749
		TOTAL	32,755,539
		TOTAL COMMON STOCKS (IDENTIFIED COST $424,185,867)	708,227,028
		INVESTMENT COMPANIES—14.4%
36,384,230		Federated Government Obligations Fund, Premier Shares, 1.80%[4]	36,384,230
67,593,318		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.08%[4]	67,596,239
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $103,975,987)	103,980,469
		TOTAL INVESTMENT IN SECURITIES—112.6% (IDENTIFIED COST $528,161,854)	812,207,497
		OTHER ASSETS AND LIABILITIES - NET—(12.6)%[5]	(90,904,936)
		TOTAL NET ASSETS—100%	$721,302,561
At July 31, 2018, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
2S&P Mid Cap 400 E-Mini Long Futures	66	$13,107,600	September 2018	$26
The average notional value of long futures contracts held by the Fund throughout the period was $20,290,983. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
9

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended July 31, 2018, were as follows:
	Federated Investors, Inc.	Federated Government Obligations Fund, Premier Shares*	Federated Institutional Prime Value Obligations Fund, Institutional Shares*	Total of Affiliated Transactions
Balance of Shares Held 10/31/2017	45,245	19,704,830	15,761,271	35,511,346
Purchases/Additions	—	299,496,336	630,276,307	929,772,643
Sales/Reductions	(5,965)	(282,816,936)	(578,444,260)	(861,267,161)
Balance of Shares Held 7/31/2018	39,280	36,384,230	67,593,318	104,016,828
Value	$950,576	$36,384,230	$67,596,239	$104,931,045
Change in Unrealized Appreciation/Depreciation	$(334,514)	N/A	$5,879	$(328,635)
Net Realized Gain/(Loss)	$89,733	N/A	$(3,912)	$85,821
Dividend Income	$31,737	$291,831	$894,875	$1,218,443
*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
1	The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the S&P MidCap 400 Index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $13,107,600 at July 31, 2018, which represents 1.8% of total net assets. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the S&P MidCap 400 Index is 100%.
2	Non-income-producing security.
3	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.

Market Value of Securities Loaned	Market Value of Collateral
$87,239,462	$89,371,883
4	7-day net yield.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2018.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
10

Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (the “Manager”) and certain of the Manager's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Manager based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Manager determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Manager determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2018, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
The following acronym is used throughout this portfolio:
REIT	—Real Estate Investment Trust
11
Federated Max-Cap Index Fund
Portfolio of Investments
July 31, 2018 (unaudited)
Shares			Value
	[1]	COMMON STOCKS—98.6%
		Consumer Discretionary—12.5%
911		Advance Auto Parts, Inc.	$128,661
5,980	[2]	Amazon.com, Inc.	10,629,091
3,603		Aptiv PLC	353,346
655	[2]	AutoZone, Inc.	462,122
6,053		Best Buy Co., Inc.	454,157
10,513		Block (H&R), Inc.	264,507
722	[2]	Booking Holdings, Inc.	1,464,736
3,163		BorgWarner, Inc.	145,561
5,631		CBS Corp., Class B	296,585
2,595	[2]	CarMax, Inc.	193,795
6,597		Carnival Corp.	390,806
2,165	[2]	Charter Communications, Inc.	659,416
288	[2]	Chipotle Mexican Grill, Inc.	124,894
69,463		Comcast Corp., Class A	2,485,386
1,037		D. R. Horton, Inc.	45,317
4,443	[2]	DISH Network Corp., Class A	140,221
1,874		Darden Restaurants, Inc.	200,406
1,636	[2,3]	Discovery, Inc., Class A	43,485
5,818	[2]	Discovery, Inc., Class C	142,832
3,423		Dollar General Corp.	335,967
3,365	[2]	Dollar Tree, Inc.	307,157
378		Expedia Group, Inc.	50,591
4,809		Foot Locker, Inc.	234,727
61,276		Ford Motor Co.	615,211
2,137		Garmin Ltd.	133,456
18,644		General Motors Co.	706,794
318		Genuine Parts Co.	30,945
4,974		Goodyear Tire & Rubber Co.	120,421
3,626		Hanesbrands, Inc.	80,715
3,276		Harley Davidson, Inc.	140,508
2,078		Hasbro, Inc.	206,990
3,739		Hilton Worldwide Holdings, Inc.	294,110
17,364		Home Depot, Inc.	3,429,737
4,905		Kohl's Corp.	362,332
5,675	[2]	LKQ Corp.	190,226
4,739		Lennar Corp., Class A	247,708
10,474		Lowe's Cos., Inc.	1,040,487
13,060		MGM Resorts Intl.	409,692
3,630		Macy's, Inc.	144,220
4,170		Marriott International, Inc., Class A Shares	533,093
11,910		McDonald's Corp.	1,876,301
4,903	[2]	Michael Kors Holdings Ltd.	327,177
799	[2]	Mohawk Industries, Inc.	150,500
6,387	[2]	NetFlix, Inc.	2,155,293
575		Newell Brands, Inc.	15,059
7,256		News Corp.	111,017
11,198		News Corp., Class A	168,754

Shares			Value
	[1]	COMMON STOCKS—continued
		Consumer Discretionary—continued
18,641		Nike, Inc., Class B	$1,433,679
1,046		Nordstrom, Inc.	54,821
3,140	[2]	Norwegian Cruise Line Holdings Ltd.	157,094
1,228	[2]	O'Reilly Automotive, Inc.	375,768
3,854		Omnicom Group, Inc.	265,271
929		PVH Corp.	142,620
2,773		Pulte Group, Inc.	79,003
2,094		Ralph Lauren Corp.	282,648
5,225		Ross Stores, Inc.	456,822
2,834		Royal Caribbean Cruises, Ltd.	319,562
17,478		Starbucks Corp.	915,672
8,971		TJX Cos., Inc.	872,519
8,149		Tapestry, Inc.	383,981
7,487		Target Corp.	604,051
1,259		Tiffany & Co.	173,188
4,184		Tractor Supply Co.	326,519
987	[2]	TripAdvisor, Inc.	57,236
15,311		Twenty-First Century Fox, Inc.	688,995
6,148		Twenty-First Century Fox, Inc., Class B	273,094
939	[2]	Ulta Beauty, Inc.	229,482
2,022	[2]	Under Armour, Inc., Class A	40,379
1,997	[2]	Under Armour, Inc., Class C	37,424
4,460		V.F. Corp.	410,632
11,340		Viacom, Inc., Class B - New	329,427
22,476		Walt Disney Co.	2,552,375
762		Whirlpool Corp.	99,898
1,062		Wynn Resorts Ltd.	177,120
2,707		Yum! Brands, Inc.	214,638
		TOTAL	44,998,430
		Consumer Staples—6.9%
25,100		Altria Group, Inc.	1,472,868
4,445		Archer-Daniels-Midland Co.	214,516
582		Brown-Forman Corp., Class B	30,974
7,682	[3]	Campbell Soup Co.	314,194
3,704		Church and Dwight, Inc.	207,054
2,205		Clorox Co.	298,050
13,553		Colgate-Palmolive Co.	908,187
6,783		Conagra Brands, Inc.	249,004
2,352		Constellation Brands, Inc., Class A	494,461
6,364		Costco Wholesale Corp.	1,391,870
3,113		Estee Lauder Cos., Inc., Class A	420,068
12,783		General Mills, Inc.	588,785
2,463		Hershey Foods Corp.	241,891
4,151	[3]	Hormel Foods Corp.	149,311
4,250		Kellogg Co.	301,878
5,549		Kimberly-Clark Corp.	631,809
6,003		Kraft Heinz Co./The	361,681
12,706		Kroger Co.	368,474
2,140		McCormick & Co., Inc.	251,536
5,392		Molson Coors Brewing Co., Class B	361,264
22,849		Mondelez International, Inc.	991,190

Shares			Value
	[1]	COMMON STOCKS—continued
		Consumer Staples—continued
9,257	[2]	Monster Beverage Corp.	$555,605
21,460		PepsiCo, Inc.	2,467,900
23,597		Philip Morris International, Inc.	2,036,421
37,930		Procter & Gamble Co.	3,067,778
2,032		Smucker (J.M.) Co.	225,796
6,612		Sysco Corp.	444,393
56,872		The Coca-Cola Co.	2,651,941
3,993		Tyson Foods, Inc., Class A	230,196
13,249		Walgreens Boots Alliance, Inc.	895,897
21,492		Walmart, Inc.	1,917,731
		TOTAL	24,742,723
		Energy—6.2%
5,199		Anadarko Petroleum Corp.	380,307
1,819		Andeavor	272,959
1,596		Apache Corp.	73,416
984		Baker Hughes a GE Co. LLC	34,027
8,075		Cabot Oil & Gas Corp., Class A	189,763
29,863		Chevron Corp.	3,770,801
1,829		Cimarex Energy Co.	180,339
2,594	[2]	Concho Resources, Inc.	378,335
20,014		ConocoPhillips	1,444,410
7,711		Devon Energy Corp.	347,072
8,702		EOG Resources, Inc.	1,122,036
3,625		EQT Corp.	180,090
63,513		Exxon Mobil Corp.	5,176,945
16,735		Halliburton Co.	709,899
1,081		Helmerich & Payne, Inc.	66,319
3,325		Hess Corp.	218,220
2,149		HollyFrontier Corp.	160,272
29,714		Kinder Morgan, Inc.	528,315
11,048		Marathon Oil Corp.	233,334
6,414		Marathon Petroleum Corp.	518,444
5,154		National Oilwell Varco, Inc.	250,587
4,007	[2]	Newfield Exploration Co.	115,081
2,133		Noble Energy, Inc.	76,980
5,618		ONEOK, Inc.	395,732
13,494		Occidental Petroleum Corp.	1,132,551
7,775		Phillips 66	958,969
2,642		Pioneer Natural Resources, Inc.	500,051
20,959		Schlumberger Ltd.	1,415,152
7,559		TechnipFMC PLC	246,045
7,925		Valero Energy Corp.	937,924
5,871		Williams Companies, Inc.	174,662
		TOTAL	22,189,037
		Financials—13.9%
1,940		Affiliated Managers Group	310,419
10,765		Aflac, Inc.	501,003
7,131		Allstate Corp.	678,301
10,287		American Express Co.	1,023,762
14,017		American International Group, Inc.	773,879
2,124		Ameriprise Financial, Inc.	309,403

Shares			Value
	[1]	COMMON STOCKS—continued
		Financials—continued
4,897		Aon PLC	$702,964
1,003		Assurant, Inc.	110,631
14,971		BB&T Corp.	760,676
139,309		Bank of America Corp.	4,301,862
28,861	[2]	Berkshire Hathaway, Inc., Class B	5,710,726
1,770		BlackRock, Inc.	889,885
5,312	[2]	Brighthouse Financial, Inc.	230,700
4,865		CME Group, Inc.	774,119
5,422		Capital One Financial Corp.	511,403
7,210		Chubb Ltd.	1,007,381
2,736		Cincinnati Financial Corp.	206,924
37,513		Citigroup, Inc.	2,696,810
7,204		Citizens Financial Group, Inc.	286,575
2,193		Comerica, Inc.	212,589
7,537		Discover Financial Services	538,217
3,391	[2]	E*Trade Financial Corp.	202,816
15,914		Fifth Third Bancorp	470,895
5,810		Franklin Resources, Inc.	199,399
51		Gallagher (Arthur J.) & Co.	3,639
5,371		Goldman Sachs Group, Inc.	1,275,237
4,931		Hartford Financial Services Group, Inc.	259,864
5,062		Huntington Bancshares, Inc.	78,157
8,970		Intercontinental Exchange, Inc.	662,973
7,412		Invesco Ltd.	200,050
52,359		JPMorgan Chase & Co.	6,018,667
17,531		KeyCorp	365,872
3,473		Lincoln National Corp.	236,511
3,304		Loews Corp.	167,777
2,366		M & T Bank Corp.	410,146
1,123		MSCI, Inc., Class A	186,631
5,414		Marsh & McLennan Cos., Inc.	451,311
18,905		MetLife, Inc.	864,715
2,288		Moody's Corp.	391,523
23,737		Morgan Stanley	1,200,143
3,480		Northern Trust Corp.	380,086
7,242		PNC Financial Services Group	1,048,859
4,593		Principal Financial Group	266,761
8,108		Progressive Corp. Ohio	486,561
6,614		Prudential Financial	667,419
148		Raymond James Financial, Inc.	13,555
15,609		Regions Financial Corp.	290,483
3,575		S&P Global, Inc.	716,573
234	[2]	SVB Financial Group	72,044
17,270		Schwab (Charles) Corp.	881,806
5,454		State Street Corp.	481,643
6,676		SunTrust Banks, Inc.	481,139
15,558		Synchrony Financial	450,249
3,323		T. Rowe Price Group, Inc.	395,703
15,678		The Bank of New York Mellon Corp.	838,303
4,300		The Travelers Cos, Inc.	559,602
1,731		Torchmark Corp.	152,449

Shares			Value
	[1]	COMMON STOCKS—continued
		Financials—continued
23,940		U.S. Bancorp	$1,269,059
4,202		Unum Group	166,945
65,988		Wells Fargo & Co.	3,780,453
838		Willis Towers Watson PLC	133,594
3,224		XL Group Ltd.	181,286
2,304		Zions Bancorporation	119,117
		TOTAL	50,018,244
		Health Care—14.2%
28,915		Abbott Laboratories	1,895,089
22,225		AbbVie, Inc.	2,049,812
1,029	[2]	Abiomed, Inc.	364,811
3,940		Aetna, Inc.	742,257
5,297		Agilent Technologies, Inc.	349,814
1,852	[2]	Alexion Pharmaceuticals, Inc.	246,242
978	[2]	Align Technology, Inc.	348,804
6,062		Allergan PLC	1,115,954
2,800		AmerisourceBergen Corp.	229,124
9,733		Amgen, Inc.	1,913,021
3,925		Anthem, Inc.	993,025
7,274		Baxter International, Inc.	527,001
4,119		Becton, Dickinson & Co.	1,031,274
3,620	[2]	Biogen, Inc.	1,210,419
21,434	[2]	Boston Scientific Corp.	720,397
24,573		Bristol-Myers Squibb Co.	1,443,664
12,605		CVS Health Corp.	817,560
7,848		Cardinal Health, Inc.	392,008
10,972	[2]	Celgene Corp.	988,467
2,773	[2]	Centene Corp.	361,405
7,574	[2]	Cerner Corp.	470,194
3,502		Cigna Corp.	628,329
741		Cooper Cos., Inc.	193,031
9,501		Danaher Corp.	974,613
4,173		Dentsply Sirona, Inc.	200,763
1,981	[2]	Edwards Lifesciences Corp.	282,193
1,223	[2]	Envision Healthcare Corp.	54,130
10,507	[2]	Express Scripts Holding Co.	834,886
19,576		Gilead Sciences, Inc.	1,523,600
3,856		HCA Healthcare, Inc.	479,031
1,936		Humana, Inc.	608,252
1,138	[2]	IDEXX Laboratories, Inc.	278,730
1,794	[2]	IQVIA Holdings, Inc.	218,760
2,070	[2]	Illumina, Inc.	671,425
2,823	[2]	Incyte Genomics, Inc.	187,842
1,617	[2]	Intuitive Surgical, Inc.	821,743
40,251		Johnson & Johnson	5,334,063
1,337	[2]	Laboratory Corp. of America Holdings	234,430
14,451		Lilly (Eli) & Co.	1,427,903
3,222		McKesson Corp.	404,683
18,147		Medtronic PLC	1,637,404
40,657		Merck & Co., Inc.	2,678,077
437	[2]	Mettler Toledo International, Inc.	258,927

Shares			Value
	[1]	COMMON STOCKS—continued
		Health Care—continued
7,219	[2]	Mylan NV	$269,341
5,517	[2]	Nektar Therapeutics	290,194
1,449		Perrigo Co. PLC	116,673
82,297		Pfizer, Inc.	3,286,119
2,341		Quest Diagnostics, Inc.	252,173
595	[2]	Regeneron Pharmaceuticals, Inc.	218,966
1,798		ResMed, Inc.	190,192
4,932		Stryker Corp.	805,149
5,832		Thermo Fisher Scientific, Inc.	1,367,779
14,181		UnitedHealth Group, Inc.	3,590,913
1,245		Universal Health Services, Inc., Class B	152,015
2,789	[2]	Varian Medical Systems, Inc.	321,990
4,931	[2]	Vertex Pharmaceuticals, Inc.	863,172
992	[2]	Waters Corp.	195,692
3,335		Zimmer Biomet Holdings, Inc.	418,609
6,810		Zoetis, Inc.	588,929
		TOTAL	51,071,063
		Industrials—9.6%
9,018		3M Co.	1,914,702
2,981		Ametek, Inc.	231,922
2,399		Alaska Air Group, Inc.	150,729
1,845		Allegion PLC	150,441
6,757		American Airlines Group, Inc.	267,172
5,407		Arconic, Inc.	117,278
8,644		Boeing Co.	3,079,857
4,020		C.H. Robinson Worldwide, Inc.	370,765
12,952		CSX Corp.	915,447
8,678		Caterpillar, Inc.	1,247,896
2,206		Cintas Corp.	451,083
3,010	[2]	Copart, Inc.	172,744
2,556		Cummins, Inc.	365,022
3,662		Deere & Co.	530,221
12,818		Delta Air Lines, Inc.	697,555
4,299		Eaton Corp. PLC	357,548
8,905		Emerson Electric Co.	643,653
390		Equifax, Inc.	48,945
2,145		Expeditors International Washington, Inc.	163,385
3,849		Fastenal Co.	219,124
3,530		FedEx Corp.	867,921
2,796		Flowserve Corp.	123,947
6,764		Fortive Corp.	555,189
2,793		Fortune Brands Home & Security, Inc.	161,994
4,296		General Dynamics Corp.	858,169
116,523		General Electric Co.	1,588,208
596		Harris Corp.	98,310
12,292		Honeywell International, Inc.	1,962,418
1,004		Hunt (J.B.) Transportation Services, Inc.	120,380
504		Huntington Ingalls Industries, Inc.	117,457
4,948	[2]	IHS Markit Ltd.	262,392
4,779		Illinois Tool Works, Inc.	684,974
1,782		Ingersoll-Rand PLC	175,545

Shares			Value
	[1]	COMMON STOCKS—continued
		Industrials—continued
1,383		Jacobs Engineering Group, Inc.	$93,532
8,761		Johnson Controls International PLC	328,625
1,468		Kansas City Southern Industries, Inc.	170,684
1,149		L3 Technologies, Inc.	246,392
3,815		Lockheed Martin Corp.	1,244,071
5,541		Masco Corp.	223,468
6,104		Nielsen Holdings PLC	143,810
4,187		Norfolk Southern Corp.	707,603
2,490		Northrop Grumman Corp.	748,220
5,793		PACCAR, Inc.	380,716
2,186		Parker-Hannifin Corp.	369,543
3,223		Pentair PLC	143,907
1,633	[2]	Quanta Services, Inc.	55,636
4,107		Raytheon Co.	813,309
783		Republic Services, Inc.	56,752
1,339		Robert Half International, Inc.	101,443
1,752		Rockwell Automation, Inc.	328,605
3,722		Rockwell Collins	517,321
1,662		Roper Technologies, Inc.	501,758
2,454		Smith (A.O.) Corp.	146,087
1,064		Snap-On, Inc.	180,444
8,625		Southwest Airlines Co.	501,630
2,546		Stanley Black & Decker, Inc.	380,551
1,823	[2]	Stericycle, Inc.	127,355
6,420		Textron, Inc.	438,293
624		Transdigm Group, Inc.	234,337
11,313		Union Pacific Corp.	1,695,706
1,104	[2]	United Continental Holdings, Inc.	88,762
8,774		United Parcel Service, Inc.	1,051,915
1,032	[2]	United Rentals, Inc.	153,562
9,701		United Technologies Corp.	1,316,814
1,995	[2]	Verisk Analytics, Inc.	220,687
1,313		W. W. Grainger, Inc.	455,033
6,348		Waste Management, Inc.	571,320
5,131		Xylem, Inc.	392,829
		TOTAL	34,803,113
		Information Technology—25.1%
9,786		Accenture PLC	1,559,203
10,988		Activision Blizzard, Inc.	806,739
7,201	[2]	Adobe Systems, Inc.	1,761,941
10,184	[2]	Advanced Micro Devices, Inc.	186,673
4,717	[2]	Akamai Technologies, Inc.	355,001
874		Alliance Data Systems Corp.	196,545
4,374	[2]	Alphabet, Inc., Class A Shares	5,367,860
4,447	[2]	Alphabet, Inc., Class C Shares	5,413,155
4,877		Amphenol Corp., Class A	456,048
3,798		Analog Devices, Inc.	365,140
1,054	[2]	Ansys, Inc.	178,000
73,085		Apple, Inc.	13,907,345
15,582		Applied Materials, Inc.	757,753
1,994	[2]	Autodesk, Inc.	256,109

Shares			Value
	[1]	COMMON STOCKS—continued
		Information Technology—continued
6,516		Automatic Data Processing, Inc.	$879,595
5,465		Broadcom, Inc.	1,211,973
1,451		Broadridge Financial Solutions	163,934
5,604		CA, Inc.	247,753
3,418	[2]	Cadence Design Systems, Inc.	150,700
69,286		Cisco Systems, Inc.	2,930,105
3,564	[2]	Citrix Systems, Inc.	391,933
9,150		Cognizant Technology Solutions Corp.	745,725
6,287		Corning, Inc.	208,603
6,325		DXC Technology Co.	535,980
13,980	[2]	eBay, Inc.	467,631
4,736	[2]	Electronic Arts, Inc.	609,760
717	[2]	F5 Networks, Inc.	122,879
1,397		FLIR Systems, Inc.	81,864
34,847	[2]	Facebook, Inc.	6,013,895
3,301		Fidelity National Information Services, Inc.	340,432
3,800	[2]	Fiserv, Inc.	286,824
1,336	[2]	FleetCor Technologies, Inc.	289,912
1,148	[2]	Gartner Group, Inc., Class A	155,474
2,078		Global Payments, Inc.	233,920
24,878		HP, Inc.	574,184
24,271		Hewlett Packard Enterprise Co.	374,744
415	[2]	IPG Photonics Corp.	68,077
68,801		Intel Corp.	3,309,328
12,962		International Business Machines Corp.	1,878,583
4,473		Intuit, Inc.	913,565
6,465		Juniper Networks, Inc.	170,288
2,633		KLA-Tencor Corp.	309,167
2,250		Lam Research Corp.	428,940
13,484		Mastercard, Inc., Class A	2,669,832
3,530	[3]	Microchip Technology, Inc.	329,808
20,251	[2]	Micron Technology, Inc.	1,069,050
114,135		Microsoft Corp.	12,107,441
2,107		Motorola Solutions, Inc.	255,579
8,912		NVIDIA Corp.	2,182,192
6,261		NetApp, Inc.	485,353
45,170		Oracle Corp.	2,153,706
2,229		Paychex, Inc.	153,846
14,576	[2]	PayPal Holdings, Inc.	1,197,273
3,987	[2]	Qorvo, Inc.	325,977
22,311		Qualcomm, Inc.	1,429,912
3,647	[2]	Red Hat, Inc.	515,066
11,779	[2]	Salesforce.com, Inc.	1,615,490
3,789		Seagate Technology	199,377
3,058		Skyworks Solutions, Inc.	289,226
10,906		Symantec Corp.	220,519
1,834	[2]	Synopsys, Inc.	164,015
4,863		TE Connectivity Ltd.	455,031
1,416	[2]	Take-Two Interactive Software, Inc.	160,036
14,279		Texas Instruments, Inc.	1,589,538
2,069		Total System Services, Inc.	189,396

Shares			Value
	[1]	COMMON STOCKS—continued
		Information Technology—continued
9,004	[2]	Twitter, Inc.	$286,957
1,182	[2]	Verisign, Inc.	171,662
27,916		Visa, Inc., Class A Shares	3,817,234
6,589		Western Digital Corp.	462,218
8,566		Western Union Co.	172,691
4,275		Xilinx, Inc.	308,099
		TOTAL	90,639,804
		Materials—2.6%
3,478		Air Products and Chemicals, Inc.	570,983
980		Avery Dennison Corp.	112,386
6,157		Ball Corp.	239,938
7,390		CF Industries Holdings, Inc.	328,264
34,480		DowDuPont, Inc.	2,371,190
1,802		Eastman Chemical Co.	186,723
4,111		Ecolab, Inc.	578,418
1,741		FMC Corp.	156,481
30,077		Freeport-McMoRan, Inc.	496,270
1,458		International Flavors & Fragrances, Inc.	193,564
3,078		International Paper Co.	165,381
6,330		LyondellBasell Industries NV, Class A	701,301
174		Martin Marietta Materials	34,699
4,033		Mosaic Co./The	121,434
12,438		Newmont Mining Corp.	456,226
4,227		Nucor Corp.	282,913
4,054		PPG Industries, Inc.	448,616
1,697		Packaging Corp. of America	191,591
4,308		Praxair, Inc.	721,590
3,200		Sealed Air Corp.	141,024
1,285		Sherwin-Williams Co.	566,338
636		Vulcan Materials Co.	71,232
4,402		WestRock Co.	255,228
		TOTAL	9,391,790
		Real Estate—2.8%
1,259		Alexandria Real Estate Equities, Inc.	160,447
6,453		American Tower Corp.	956,593
2,936		Apartment Investment & Management Co., Class A	125,220
2,269		Avalonbay Communities, Inc.	401,273
2,007		Boston Properties, Inc.	251,939
8,145	[2]	CBRE Group, Inc.	405,621
4,443		Crown Castle International Corp.	492,418
1,420		Digital Realty Trust, Inc.	172,416
1,273		Equinix, Inc.	559,203
8,244		Equity Residential Properties Trust	539,405
957		Essex Property Trust, Inc.	230,111
3,682		Extra Space Storage, Inc.	345,997
801		Federal Realty Investment Trust	100,525
10,668		GGP, Inc.	227,442
8,473		HCP, Inc.	219,451
19,288		Host Hotels & Resorts, Inc.	403,891
8,458		Kimco Realty Corp.	141,164
2,059		Mid-American Apartment Communities, Inc.	207,506

Shares			Value
	[1]	COMMON STOCKS—continued
		Real Estate—continued
7,398		ProLogis, Inc.	$485,457
2,133		Public Storage	464,631
4,161		Realty Income Corp.	232,059
5,125		Regency Centers Corp.	326,104
2,837	[2]	SBA Communications Corp.	448,955
959		SL Green Realty Corp.	98,882
4,533		Simon Property Group, Inc.	798,760
4,283		UDR, Inc.	164,810
5,955		Ventas, Inc.	335,743
2,090		Vornado Realty Trust	150,313
2,493		Welltower, Inc., REIT	156,062
12,223		Weyerhaeuser Co.	417,782
		TOTAL	10,020,180
		Telecommunication Services—1.9%
109,969		AT&T, Inc.	3,515,709
16,580		CenturyLink, Inc.	311,207
62,302		Verizon Communications	3,217,275
		TOTAL	7,044,191
		Utilities—2.9%
7,186		AES Corp.	96,005
3,449		Ameren Corp.	214,045
4,618		American Electric Power Co., Inc.	328,525
2,699		American Water Works Co., Inc.	238,187
8,240		CMS Energy Corp.	398,322
5,110		Consolidated Edison Co.	403,332
3,067		DTE Energy Co.	332,892
10,259		Dominion Energy, Inc.	735,673
10,923		Duke Energy Corp.	891,535
5,438		Edison International	362,334
403		Entergy Corp.	32,756
7,424		Evergy, Inc.	416,412
5,372		EverSource Energy	326,188
14,157		Exelon Corp.	601,672
5,654		FirstEnergy Corp.	200,321
9,703		NRG Energy, Inc.	307,294
6,925		NextEra Energy, Inc.	1,160,214
12,102		P G & E Corp.	521,354
3,922		PPL Corp.	112,836
2,135		Pinnacle West Capital Corp.	171,718
6,853		Public Service Enterprises Group, Inc.	353,341
3,079		SCANA Corp.	123,129
5,487		Sempra Energy	634,242
15,868		Southern Co.	771,185
5,288		WEC Energy Group, Inc.	350,965
8,401		Xcel Energy, Inc.	393,671
		TOTAL	10,478,148
		TOTAL COMMON STOCKS (IDENTIFIED COST $96,496,480)	355,396,723

Shares		Value
	INVESTMENT COMPANIES—1.6%
768,450	Federated Government Obligations Fund, Premier Shares, 1.80%[4]	$768,450
5,088,980	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.08%[4]	5,089,994
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $5,856,895)	5,858,444
	TOTAL INVESTMENT IN SECURITIES—100.2% (IDENTIFIED COST $102,353,375)	361,255,167
	OTHER ASSETS AND LIABILITIES - NET—(0.2)%[5]	(708,650)
	TOTAL NET ASSETS—100%	$360,546,517
At July 31, 2018, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
2S&P 500 E-Mini Index Long Futures	7	$985,985	September 2018	$5,050
2S&P 500 Index Long Futures	6	$4,225,650	September 2018	$52,630
UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$57,680
The average notional value of long futures contracts held by the Fund throughout the period was $10,813,196. This is based on the amounts held as of each month-end throughout the nine-month fiscal period.
Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended July 31, 2018, were as follows:
	Federated Government Obligations Fund, Premier Shares*	Federated Institutional Prime Value Obligations Fund, Institutional Shares*	Total of Affiliated Transactions
Balance of Shares Held 10/31/2017	236,380	9,041,083	9,277,463
Purchases/Additions	75,404,176	200,722,888	276,127,064
Sales/Reductions	(74,872,106)	(204,674,991)	(279,547,097)
Balance of Shares Held 7/31/2018	768,450	5,088,980	5,857,430
Value	$768,450	$5,089,994	$5,858,444
Change in Unrealized Appreciation/Depreciation	N/A	$1,549	$1,549
Net Realized Gain/(Loss)	N/A	$(3,794)	$(3,794)
Dividend Income	$26,335	$185,092	$211,427
*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
1	The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the S&P 500 Index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $5,211,635 at July 31, 2018, which represents 1.4% of total net assets. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the S&P 500 Index is 100.0%.
2	Non-income-producing security.
3	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of July 31, 2018, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$770,512	$789,125
4	7-day net yield.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2018.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (the “Manager”) and certain of the Manager's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Manager based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Manager determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Manager determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2018, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
The following acronym is used throughout this portfolio:
REIT	—Real Estate Investment Trust
13

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Index Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date September 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date September 24, 2018

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date September 24, 2018